Inventories (Details) - CLP ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Inventories [Line Items]
Finished products	$ 120,545,622	$ 73,971,829
In process products	638,700	4,121,749
Raw material	189,700,921	140,148,143
In transit raw material	35,978,861	10,151,494
Materials and products	9,739,510	7,394,725
Realizable net value estimate and obsolescence	(3,176,553)	(3,944,679)
Total	$ 353,427,061	$ 231,843,261